Financial Instruments - Offsetting Assets and Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Total asset derivatives
Gross amounts presented in the consolidated balance sheet	$ 16,225	$ 10,166
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	0	0
Net amount	$ 16,225	$ 10,166
Cash collateral for borrowed securities, percent	20.00%
Cash collateral for borrowed securities	$ 69,400